Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets
	Software	Copyrights	Total
	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2023	455	534,272	534,727
Additions - acquired separately	—	104,717	104,717
At December 31, 2023	455	638,989	639,444
Additions - acquired separately	—	27,674	27,674
At December 31, 2024	455	666,663	667,118
Accumulated amortization
At January 1, 2023	(432)	(40,769)	(41,201)
Charge for the year	(22)	(5,628)	(5,650)
At December 31, 2023	(454)	(46,397)	(46,851)
Charge for the year	—	(10,298)	(10,298)
At December 31, 2024	(454)	(56,695)	(57,149)
Accumulated impairment loss
At January 1, 2023	—	(427,314)	(427,314)
Charge for the year	—	—	—
At December 31, 2023	—	(427,314)	(427,314)
Charge for the year	—	(35)	(35)
At December 31, 2024	—	(427,349)	(427,349)
Net carrying amount
At December 31, 2024	1	182,619	182,620
At December 31, 2023	1	165,278	165,279